Inventory, net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory, net	6. Inventory, net Inventory, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Finished goods	$2,756	$—
Less: Inventory reserve	(20)	—

Inventory, net	$2,736	$—